Insurance Contracts - Summary of Assumed Discount Rates with Risk Margin (Detail)	Dec. 31, 2019	Dec. 31, 2018
Investment returns of asset portfolio backing [member]
Discount rates with risk margin [line items]
Assumed discount rates with risk margin	4.85%	4.85%
Bottom of range [member] | Yield curve of reserve computation benchmark for insurance contracts [member]
Discount rates with risk margin [line items]
Assumed discount rates with risk margin	3.52%	3.47%
Top of range [member] | Yield curve of reserve computation benchmark for insurance contracts [member]
Discount rates with risk margin [line items]
Assumed discount rates with risk margin	4.83%	4.86%